SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	$ 3,584	$ 3,883	$ 5,294	$ 5,467
Valuation Allowances and Reserves, Charged to Cost and Expense	778	1,501	3,193
Valuation Allowances and Reserves, Charged to Other Accounts	0	(24)	(43)
Valuation Allowances and Reserves, Deductions Net of Recoveries	$ 1,077	$ 2,888	$ 3,323